UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arlene Francis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              October 19, 2007
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           69

Form 13F Information Table Value Total:  $   294,015
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8      287   284000 PRN      SOLE                                     284000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5332  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5966  6026000 PRN      SOLE                                    6026000
Liquidia Technologies Series A PFD                               0    30580 SH       SOLE                                      30580
A T & T                        COM              001957109      224     5300 SH       SOLE                                       5300
Acxiom                         COM              005125109     2519   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     4077   270000 SH       SOLE                                     270000
AmSurg                         COM              03232P405     1532    66410 SH       SOLE                                      66410
AngioDynamics                  COM              03475V101      373    19800 SH       SOLE                                      19800
ArthroCare                     COM              043136100     2420    43300 SH       SOLE                                      43300
Avid Technology                COM              05367P100     2821   104190 SH       SOLE                                     104190
Baldor Electric                COM              057741100    12041   301405 SH       SOLE                                     301405
Brady                          COM              104674106     1159    32300 SH       SOLE                                      32300
Buckeye Partners LP Unit       COM              118230101      325     6650 SH       SOLE                                       6650
CYTYC                          COM              232946103     6290   132000 SH       SOLE                                     132000
Celgene                        COM              151020104     2289    32100 SH       SOLE                                      32100
Charles River Labs             COM              159864107     3112    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     5274   296960 SH       SOLE                                     296960
Computer Programs & Systems    COM              205306103     1141    43300 SH       SOLE                                      43300
DJO                            COM              23325G104     1835    37363 SH       SOLE                                      37363
Digital River                  COM              25388b104     1860    41575 SH       SOLE                                      41575
Dionex                         COM              254546104     8813   110910 SH       SOLE                                     110910
Energy Conversion              COM              292659109      341    15000 SH       SOLE                                      15000
Euronet Worldwide              COM              298736109      686    23050 SH       SOLE                                      23050
Exxon                          COM              302290101      361     3900 SH       SOLE                                       3900
FactSet Research System        COM              303075105     7584   110630 SH       SOLE                                     110630
Forrester Research             COM              346563109     7016   297655 SH       SOLE                                     297655
Fuelcell Energy                COM              35952H106      222    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      791    36900 SH       SOLE                                      36900
Genzyme                        COM              372917104     2896    46732 SH       SOLE                                      46732
Haemonetics                    COM              405024100    12997   263000 SH       SOLE                                     263000
Healthways                     COM              422245100     3453    63975 SH       SOLE                                      63975
Huron Consulting Group         COM              447462102     2244    30900 SH       SOLE                                      30900
ICON PLC ADR                   COM              45103T107     9223   180740 SH       SOLE                                     180740
IDEXX Laboratories             COM              45168D104    12466   113755 SH       SOLE                                     113755
ITRON                          COM              465741106     8209    88200 SH       SOLE                                      88200
Invitrogen                     COM              46185r100      360     4400 SH       SOLE                                       4400
Jack Henry & Associates        COM              426281101     3918   151500 SH       SOLE                                     151500
Johnson & Johnson              COM              478160104     6284    95648 SH       SOLE                                      95648
KV Pharmaceutical Cl A         COM              482740206     8522   297987 SH       SOLE                                     297987
Kaydon                         COM              486587108     2714    52200 SH       SOLE                                      52200
Keystone Automotive            COM              49338N109    20282   424655 SH       SOLE                                     424655
LECG                           COM              523234102     1311    87975 SH       SOLE                                      87975
Manhattan Associates           COM              562750109    11083   404325 SH       SOLE                                     404325
Martek Biosciences             COM              572901106     2619    90200 SH       SOLE                                      90200
MedQuist                       COM              584949101     1016    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     8161   267500 SH       SOLE                                     267500
Mentor                         COM              587188103     3233    70200 SH       SOLE                                      70200
Merit Medical Systems          COM              589889104     3148   242500 SH       SOLE                                     242500
Microtek Medical Holdings      COM              59515B109     4311   697500 SH       SOLE                                     697500
National Oilwell Varco         COM              637071101      260     1800 SH       SOLE                                       1800
O'Reilly Automotive            COM              686091109     8651   258940 SH       SOLE                                     258940
Orthofix                       COM              N6748L102     4563    93170 SH       SOLE                                      93170
PRA International              COM              69353C101     7090   241150 SH       SOLE                                     241150
Pharmaceutical Prod Dvlpt      COM              717124101    15461   436255 SH       SOLE                                     436255
Quaker Chemical                COM              747316107     2940   124991 SH       SOLE                                     124991
ResMed                         COM              761152107     4090    95400 SH       SOLE                                      95400
Respironics                    COM              761230101     6306   131285 SH       SOLE                                     131285
SEI Investments                COM              784117103     8206   300800 SH       SOLE                                     300800
Sanmina-SCI                    COM              800907107     1045   492774 SH       SOLE                                     492774
Sapiens Int'l                  COM              N7716A102       34    19020 SH       SOLE                                      19020
Skyworks Solutions             COM              020753109     1968   217650 SH       SOLE                                     217650
Spacehab                       COM              846243103       96   239000 SH       SOLE                                     239000
Stem Cell Innovations          COM              85857B100        3   225000 SH       SOLE                                     225000
UQM Technologies               COM              903213106      103    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104     7752   500761 SH       SOLE                                     500761
Veeco Instruments              COM              922417100      771    39800 SH       SOLE                                      39800
VistaCare                      COM              92839Y109     1104   168800 SH       SOLE                                     168800
Zebra Technologies             COM              989207105     8433   231115 SH       SOLE                                     231115